Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [Line Items]
Combined allowances	$ 57
Trade receivables	$ 1,097	$ 1,117
Combined allowances, percentage of trade receivables	5.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ 11
Computer software	922	822	[1]
Other identifiable intangible assets	3,219	3,331	[1]
Goodwill	5,882	$ 5,940	[1]
Uncertain Tax Positions	229
Total deferred tax assets	1,493
Unrecognized Deferred Tax Assets	1,317
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software	922
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,219
Goodwill	$ 5,882

[1]	Amounts have been reclassified to reflect the current presentation.